Asset Retirement Obligations (Tables)	6 Months Ended
Jun. 30, 2024
Asset Retirement Obligations [Abstract]
Schedule of Changes in Asset Retirement Obligation	The following table summarizes the changes in the Company’s asset retirement obligation for period below:
Asset retirement obligations – December 31, 2023	$758,373
Accretion expense	23,037
Asset retirement obligations – June 30, 2024	$781,410